Long-Term Investments (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Net sales	$ 212,242
Gross Profit	210,743
Net loss	(873,317)	(713,622)	(4,101,303)	(4,242,860)
Share of losses from investments accounted for using the equity method	(66,205)	(38,567)	(549)
Rgene Corporation [Member]
Net sales
Gross Profit
Net loss	(22,662)	(36,041)	(120,065)
Share of losses from investments accounted for using the equity method			$ (549)
BioFirst Corporation [Member]
Net sales	10,334	10,022
Gross Profit	1,882	2,372
Net loss	(307,034)	(178,294)
Share of losses from investments accounted for using the equity method	$ (66,205)	$ (38,567)